Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Statement Line Items [Line Items]
Cash flows from operating activities		$ 23,885	$ 21,119	[1]	$ 28,885	[1]
Interest received		146	53	[1]	38	[1]
Interest paid		(454)	(161)	[1]	(199)	[1]
Tax paid		(5,517)	(3,344)	[1]	(4,212)	[1]
Net cash from operating activities		18,060	17,667	[1]	24,512	[1]
Cash flows from investing activities
Acquisition of property, plant and equipment		(20,024)	(20,192)	[1]	(21,639)	[1]
Proceeds on sale of subsidiary		1,000		[1]		[1]
Net cash used in investing activities		(19,024)	(20,192)	[1]	(21,639)	[1]
Cash flows from financing activities
Dividends paid		(3,395)	(3,497)	[1]	(3,310)	[1]
Term loan repayments			(1,500)	[1]	(1,500)	[1]
Term loan proceeds		2,340	6,000	[1]		[1]
Term loan transaction costs		(46)	(60)	[1]		[1]
Payment of lease liabilities		(124)		[1]		[1]
Proceeds from issue of share capital				[1]	246	[1]
Share repurchase cost					(146)	[1]
Net cash (used in)/from financing activities		(1,225)	943	[1]	(4,710)	[1]
Net decrease in cash and cash equivalents		(2,189)	(1,582)	[1]	(1,837)	[1]
Effect of exchange rate fluctuation on cash held		(105)	13	[1]	258	[1]
Cash and cash equivalents at beginning of year	[1]	11,187	12,756		14,335
Net cash and cash equivalents at year end		$ 8,893	$ 11,187	[1]	$ 12,756	[1]

[1]	The Group initially applied IFRS 16 on January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. There was no cumulative effect of initially applying IFRS 16 to recognise in retained earnings at the date of initial application.